INCOME TAXES - Provision for Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. federal, state, and local			$ 504	$ 12,282	$ 11,322
Foreign			21,404	39,555	35,554
Total current			21,908	51,837	46,876
U.S. federal, state, and local			(16,617)	(23,574)	27,636
Foreign			3,216	(24,892)	13,723
Total deferred	$ (4,782)	$ 37,968	(13,401)	(48,466)	41,359
Total provision for income taxes	$ 5,085	$ 48,604	$ 8,507	$ 3,371	$ 88,235